Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Summary of Allocation of Acquisition Costs

The following is a summary of the allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$18,196
Goodwill	18,631
Site locations	50,333
Non-competition agreements	430
Customer lists and contracts	10,390
Other assets	1,408
Current liabilities	(2,158)

$97,230

 The following is a summary of the preliminary allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$74,326
Goodwill	60,968
Site locations	78,288
Non-competition agreements	80
Customer lists and contracts	18,148
Other asset	7,763
Current liabilities	(3,424)
Long-term liabilities	(6,140)

$230,009

Summary of Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information for the Company gives effect to the 2013 and 2012 acquisitions as if they had occurred on January 1, 2012. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2013	2012
Net revenues	$1,255,376	$1,225,958
Net income applicable to common stock	$40,725	$12,098
Net loss per common share — basic	$0.43	$0.13
Net loss per common share — diluted	$0.43	$0.13

The following unaudited pro forma financial information for the Company gives effect to the 2012 and 2011 acquisitions as if they had occurred on January 1, 2011. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2012	2011
Net revenues	$1,209,540	$1,174,520
Net income applicable to common stock	$8,161	$6,626
Net loss per common share — basic	$0.09	$0.07
Net loss per common share — diluted	$0.09	$0.07